Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure	Prepaid expenses and other current assets consisted of the following:

	June 30, 2026	December 31, 2025
Current tax assets	$3,311	$2,925
Prepaid expenses	2,033	1,862
Other	2,776	3,184
Total	$8,120	$7,971